Label	Element	Value
Investor Class Prospectus | Boston Partners Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000831114_SupplementTextBlock

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Global Equity Fund

Investor Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 29, 2016

to the Prospectuses dated February 29, 2016

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Risk/Return [Heading]	rr_RiskReturnHeading	Boston Partners Global Equity Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, the section “SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND — Performance Information — Average Annual Total Returns” on page 35 of the Investor Class Prospectus and page 41 of the Institutional Class Prospectus is deleted and replaced with the following:

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2015)
Investor Class Prospectus | Boston Partners Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns,1 Year	rr_AverageAnnualReturnYear01	(0.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Investor Class Prospectus | Boston Partners Global Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns,1 Year	rr_AverageAnnualReturnYear01	0.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Investor Class Prospectus | Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns,1 Year	rr_AverageAnnualReturnYear01	0.69%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.93%	[1]
Investor Class Prospectus | Boston Partners Global Equity Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns,1 Year	rr_AverageAnnualReturnYear01	0.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.87%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.